Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Leases [Line Items]
Right of use and operating lease liability	$ 2,709
Measurement of operating lease liabilities	$ 822	$ 818